Cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents Details Narrative Abstract
Cash on hand	¥ 39	¥ 23
Cash at bank	3,149	21,694
Cash and cash equivalent per consolidated statements of cash flow	¥ 3,188	¥ 21,717	¥ 96,791	¥ 65,741